Schedule of investments
Delaware Ivy VIP Balanced
March 31, 2023 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.68%
Fannie Mae REMICs
Series 2016-36 VB 3.50% 6/25/29	317,970	$ 308,835
Series 2016-71 NB 3.00% 10/25/46	430,317	397,576

Freddie Mac REMICs Series 4616 HW 3.00% 6/15/45	265,689	251,003
Freddie Mac STACR REMIC Trust Series 2021-HQA2 M2 144A 6.61% (SOFR + 2.05%) 12/25/33 #, •	500,000	473,144
Vendee Mortgage Trust Series 1997-1 3A 8.293% 12/15/26	11,385	11,663
Total Agency Collateralized Mortgage Obligations (cost $1,542,958)		1,442,221

Agency Mortgage-Backed Securities — 9.53%
Fannie Mae S.F. 15 yr 2.50% 8/1/35	184,202	171,388
Fannie Mae S.F. 20 yr
2.00% 5/1/41	231,934	200,511
4.00% 9/1/42	340,325	328,659
Fannie Mae S.F. 30 yr
2.00% 4/1/51	811,387	672,643
2.50% 1/1/52	489,228	422,042
2.50% 4/1/52	234,069	202,403
3.00% 12/1/51	608,128	550,308
3.50% 1/1/48	68,983	65,069
3.50% 8/1/50	59,487	56,147
3.50% 8/1/51	453,811	422,739
3.50% 1/1/52	198,237	184,224
3.50% 4/1/52	1,111,013	1,042,293
4.00% 5/1/51	26,299	25,445
4.00% 6/1/52	389,468	372,487
4.50% 11/1/43	204,528	204,849
4.50% 10/1/44	74,720	74,683
4.50% 5/1/49	192,453	190,899
4.50% 10/1/52	725,386	710,680
5.00% 6/1/52	350,272	349,456
5.00% 9/1/52	740,834	738,793
5.50% 10/1/52	533,402	541,142
5.50% 11/1/52	289,457	295,077
5.50% 12/1/52	319,528	322,741
5.50% 3/1/53	929,976	939,327
6.00% 12/1/52	376,223	384,372
6.50% 10/1/28	21,948	22,628
6.50% 2/1/29	10,846	11,125
6.50% 2/1/32	83,117	87,849
7.00% 7/1/31	18,382	19,398
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
7.00% 9/1/31	32,158	33,330
7.00% 2/1/32	32,329	33,562
7.00% 3/1/32	14,546	$ 15,377
7.00% 7/1/32	35,737	36,707
7.50% 4/1/31	9,952	10,118

Freddie Mac S.F. 15 yr 2.00% 12/1/35	258,161	234,189
Freddie Mac S.F. 20 yr
2.00% 3/1/41	848,075	733,115
2.50% 2/1/42	353,854	313,492
3.00% 3/1/37	290,356	272,127
Freddie Mac S.F. 30 yr
2.00% 3/1/52	229,607	189,927
2.50% 7/1/50	385,424	337,534
2.50% 1/1/52	1,448,773	1,255,535
3.00% 8/1/51	35,626	32,156
3.00% 1/1/52	2,812,084	2,526,792
3.50% 6/1/47	651,772	615,333
3.50% 4/1/52	543,832	507,838
4.00% 8/1/52	760,529	731,603
4.00% 9/1/52	425,744	407,824
4.50% 9/1/52	675,783	662,821
5.00% 7/1/52	373,683	373,201
5.50% 9/1/52	323,382	329,406
5.50% 11/1/52	221,718	224,887
5.50% 3/1/53	307,000	314,048
GNMA II S.F. 30 yr
3.00% 12/20/51	174,314	159,082
5.00% 9/20/52	230,273	230,689
Total Agency Mortgage-Backed Securities (cost $20,911,380)		20,190,070

Corporate Bonds — 9.94%
Banking — 1.80%
Bank of America
2.482% 9/21/36 μ	330,000	250,846
6.204% 11/10/28 μ	265,000	277,264

Bank of New York Mellon 4.70% 9/20/25 μ, ψ	190,000	180,266
Barclays 7.385% 11/2/28 μ	200,000	212,169
BPCE 144A 5.125% 1/18/28 #	250,000	247,916
Citigroup 5.61% 9/29/26 μ	40,000	40,325
Citizens Bank 6.064% 10/24/25 μ	250,000	235,415
Credit Suisse 7.95% 1/9/25	260,000	264,618
Fifth Third Bancorp 6.361% 10/27/28 μ	35,000	35,263
Fifth Third Bank 5.852% 10/27/25 μ	250,000	246,594
NQ-IV098 [3/23] 5/23 (2926093)    1

Schedule of investments
Delaware Ivy VIP Balanced   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)

Goldman Sachs Group 1.542% 9/10/27 μ	25,000	$ 22,013
Huntington National Bank 4.552% 5/17/28 μ	250,000	235,921
JPMorgan Chase & Co.
1.953% 2/4/32 μ	60,000	48,308
5.00% 8/1/24 μ, ψ	337,000	323,764

KeyBank 5.85% 11/15/27	280,000	275,566
KeyCorp 4.789% 6/1/33 μ	35,000	31,369
Morgan Stanley
2.484% 9/16/36 μ	110,000	83,638
6.138% 10/16/26 μ	150,000	152,965
6.296% 10/18/28 μ	88,000	92,612
6.342% 10/18/33 μ	40,000	43,723

PNC Financial Services Group 5.671% 10/28/25 μ	145,000	145,180
Popular 7.25% 3/13/28	50,000	49,512
State Street
2.203% 2/7/28 μ	50,000	45,563
5.751% 11/4/26 μ	15,000	15,299
5.82% 11/4/28 μ	10,000	10,439

SVB Financial Group 4.57% 4/29/33 μ, ‡	182,000	105,724
Truist Financial 6.123% 10/28/33 μ	46,000	48,304
US Bancorp
4.653% 2/1/29 μ	43,000	42,064
4.839% 2/1/34 μ	45,000	43,691
		3,806,331
Basic Industry — 0.21%
Celanese US Holdings 6.05% 3/15/25	260,000	261,674
Newmont 2.60% 7/15/32	25,000	20,938
Nutrien 4.90% 3/27/28	25,000	25,011
Sherwin-Williams 3.30% 5/15/50	205,000	145,238
		452,861
Brokerage — 0.29%
LSEGA Financing 144A 2.50% 4/6/31 #	350,000	296,616
National Securities Clearing 144A 1.50% 4/23/25 #	350,000	327,223
		623,839
Capital Goods — 0.36%
Boeing
3.25% 2/1/28	25,000	23,307
3.75% 2/1/50	265,000	201,071

Eaton 4.15% 3/15/33	140,000	135,508
Lockheed Martin 3.90% 6/15/32	215,000	209,253
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods (continued)

Standard Industries 144A 4.375% 7/15/30 #	219,000	$ 190,778
		759,917
Communications — 1.42%
AT&T 3.50% 9/15/53	520,000	378,195
CCO Holdings 144A 4.25% 1/15/34 #	470,000	368,097
Charter Communications Operating 3.85% 4/1/61	315,000	196,799
Comcast 3.45% 2/1/50	675,000	522,267
Crown Castle
1.05% 7/15/26	110,000	96,990
2.10% 4/1/31	210,000	171,710

Frontier Communications Holdings 144A 5.00% 5/1/28 #	125,000	108,610
Sprint 7.875% 9/15/23	315,000	317,613
T-Mobile USA 3.875% 4/15/30	290,000	272,340
Verizon Communications
2.875% 11/20/50	50,000	33,307
4.50% 8/10/33	500,000	483,381

Warnermedia Holdings 144A 5.141% 3/15/52 #	65,000	52,737
		3,002,046
Consumer Cyclical — 0.55%
Amazon.com 2.50% 6/3/50	80,000	54,292
Carnival 144A 4.00% 8/1/28 #	105,000	90,497
Home Depot 3.35% 4/15/50	700,000	542,603
PVH 4.625% 7/10/25	350,000	342,907
VICI Properties 4.95% 2/15/30	140,000	131,513
		1,161,812
Consumer Non-Cyclical — 0.74%
Amgen
5.15% 3/2/28	35,000	35,754
5.25% 3/2/30	40,000	40,925
5.25% 3/2/33	91,000	93,543
5.65% 3/2/53	30,000	31,252
CVS Health
4.78% 3/25/38	125,000	119,249
5.05% 3/25/48	180,000	168,565
DaVita
144A 3.75% 2/15/31 #	50,000	39,486
144A 4.625% 6/1/30 #	90,000	76,905

GE HealthCare Technologies 144A 5.60% 11/15/25 #	295,000	298,733
JBS USA Lux 144A 3.00% 2/2/29 #	80,000	68,354
Merck & Co. 2.75% 12/10/51	250,000	177,206
Nestle Holdings 144A 4.00% 9/24/48 #	380,000	342,117

2    NQ-IV098 [3/23] 5/23 (2926093)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)

Royalty Pharma 3.55% 9/2/50	79,000	$ 54,559
Zoetis 5.40% 11/14/25	25,000	25,435
		1,572,083
Electric — 0.99%
AEP Transmission 5.40% 3/15/53	20,000	20,864
Appalachian Power 4.50% 8/1/32	280,000	268,998
Berkshire Hathaway Energy 2.85% 5/15/51	260,000	179,088
Commonwealth Edison 2.20% 3/1/30	350,000	300,985
Duke Energy Carolinas 4.95% 1/15/33	215,000	221,083
Entergy
2.80% 6/15/30	235,000	203,554
3.75% 6/15/50	125,000	94,940

Exelon 5.30% 3/15/33	35,000	35,642
Florida Power & Light 3.15% 10/1/49	425,000	320,125
Indianapolis Power & Light 144A 5.65% 12/1/32 #	65,000	68,353
National Rural Utilities Cooperative Finance 5.80% 1/15/33	10,000	10,659
NextEra Energy Capital Holdings 3.00% 1/15/52	65,000	43,887
Oglethorpe Power 5.05% 10/1/48	185,000	169,095
PacifiCorp 5.35% 12/1/53	35,000	35,896
Public Service of Colorado 5.25% 4/1/53	45,000	45,907
Southern 5.70% 10/15/32	75,000	78,948
		2,098,024
Energy — 0.79%
BP Capital Markets America
2.721% 1/12/32	80,000	69,793
4.812% 2/13/33	40,000	40,630

Diamondback Energy 4.25% 3/15/52	234,000	183,978
Enbridge 5.70% 3/8/33	25,000	26,019
Energy Transfer
5.75% 2/15/33	62,000	63,566
6.25% 4/15/49	110,000	109,187
6.50% 11/15/26 μ, ψ	120,000	105,900
Enterprise Products Operating
3.30% 2/15/53	155,000	112,414
5.35% 1/31/33	255,000	264,409

Kinder Morgan 5.20% 6/1/33	60,000	59,655
ONEOK 6.10% 11/15/32	180,000	186,493
Targa Resources Partners 5.00% 1/15/28	385,000	372,630
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

Valero Energy 3.65% 12/1/51	121,000	$ 88,058
		1,682,732
Finance Companies — 0.42%
AerCap Ireland Capital DAC 6.50% 7/15/25	400,000	403,219
Air Lease
2.875% 1/15/32	160,000	132,309
5.85% 12/15/27	165,000	166,016
Aviation Capital Group
144A 3.50% 11/1/27 #	190,000	169,864
144A 6.25% 4/15/28 #	20,000	20,031
		891,439
Insurance — 0.79%
American International Group 5.125% 3/27/33	135,000	134,273
Aon 5.00% 9/12/32	245,000	246,288
Athene Holding
3.45% 5/15/52	150,000	95,099
3.95% 5/25/51	65,000	44,844

Berkshire Hathaway Finance 3.85% 3/15/52	210,000	176,236
Elevance Health 5.125% 2/15/53	20,000	19,942
Humana 5.75% 3/1/28	20,000	20,786
Northwestern Mutual Life Insurance 144A 3.85% 9/30/47 #	500,000	400,802
UnitedHealth Group
4.50% 4/15/33	270,000	268,567
5.05% 4/15/53	255,000	258,095
		1,664,932
Natural Gas — 0.12%
Atmos Energy
2.85% 2/15/52	55,000	37,447
5.75% 10/15/52	105,000	114,737

Southern Co. Gas Capital 5.15% 9/15/32	91,000	91,839
		244,023
Real Estate Investment Trusts — 0.24%
American Homes 4 Rent 3.625% 4/15/32	35,000	30,357
Extra Space Storage 2.35% 3/15/32	600,000	472,228
		502,585
Technology — 0.89%
Autodesk
2.40% 12/15/31	60,000	49,936
2.85% 1/15/30	500,000	441,984

CDW 3.276% 12/1/28	35,000	30,897

NQ-IV098 [3/23] 5/23 (2926093)    3

Schedule of investments
Delaware Ivy VIP Balanced   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology (continued)

Entegris Escrow 144A 4.75% 4/15/29 #	55,000	$ 52,047
Iron Mountain 144A 5.25% 7/15/30 #	54,000	48,742
Iron Mountain Information Management Services 144A 5.00% 7/15/32 #	165,000	141,847
Micron Technology 6.75% 11/1/29	19,000	20,194
Oracle
4.65% 5/6/30	25,000	24,351
5.55% 2/6/53	255,000	243,092
6.15% 11/9/29	35,000	37,296

PayPal Holdings 3.90% 6/1/27	15,000	14,749
TSMC Global 144A 1.75% 4/23/28 #	600,000	527,379
Workday
3.50% 4/1/27	90,000	86,169
3.70% 4/1/29	15,000	14,075
3.80% 4/1/32	175,000	160,603
		1,893,361
Transportation — 0.33%
American Airlines 144A 5.50% 4/20/26 #	24,904	24,539
Burlington Northern Santa Fe 2.875% 6/15/52	50,000	35,088
Delta Air Lines 144A 7.00% 5/1/25 #	320,000	328,295
Kansas City Southern 2.875% 11/15/29	350,000	314,106
		702,028
Total Corporate Bonds (cost $23,183,857)		21,058,013

Non-Agency Collateralized Mortgage Obligations — 0.27%
Connecticut Avenue Securities Trust Series 2022-R01 1M2 144A 6.46% (SOFR + 1.90%) 12/25/41 #, •	250,000	239,311
JPMorgan Mortgage Trust Series 2020-7 A3 144A 3.00% 1/25/51 #, •	387,434	332,028
Total Non-Agency Collateralized Mortgage Obligations (cost $584,039)		571,339

Non-Agency Commercial Mortgage-Backed Securities — 3.45%
BANK
Series 2021-BN32 A5 2.643% 4/15/54	730,000	611,394
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
BANK
Series 2021-BN36 A5 2.47% 9/15/64	860,000	$ 703,266
Series 2022-BNK39 A4 2.928% 2/15/55	862,000	726,013
Series 2022-BNK39 B 3.239% 2/15/55 •	100,000	78,694
Series 2022-BNK39 C 3.27% 2/15/55 •	45,000	31,375
Series 2022-BNK40 A4 3.394% 3/15/64 •	850,000	745,296
Series 2022-BNK40 B 3.394% 3/15/64 •	100,000	78,162

BBCMS Mortgage Trust Series 2020-C7 A5 2.037% 4/15/53	693,000	566,859
Benchmark Mortgage Trust
Series 2021-B24 A5 2.584% 3/15/54	750,000	617,438
Series 2021-B25 A5 2.577% 4/15/54	1,000,000	825,704
Series 2022-B32 A5 3.002% 1/15/55 •	1,000,000	838,919
Series 2022-B32 B 3.202% 1/15/55 •	100,000	77,715
Series 2022-B32 C 3.454% 1/15/55 •	125,000	88,518
Series 2022-B33 A5 3.458% 3/15/55	900,000	791,769
Series 2022-B33 B 3.615% 3/15/55 •	50,000	40,832
Series 2022-B33 C 3.615% 3/15/55 •	50,000	36,950

BMO Mortgage Trust Series 2022-C1 A5 3.374% 2/15/55 •	500,000	436,566
Total Non-Agency Commercial Mortgage-Backed Securities (cost $8,474,114)		7,295,470

US Treasury Obligations — 11.06%
US Treasury Bonds
2.375% 2/15/42	1,470,000	1,182,919
3.625% 2/15/53	1,505,000	1,494,536
3.875% 2/15/43	2,135,000	2,154,515
4.375% 2/15/38	590,000	646,730
US Treasury Floating Rate Notes
4.871% (USBMMY3M + 0.14%) 10/31/24 •	4,240,000	4,239,733
4.931% (USBMMY3M + 0.20%) 1/31/25 •	565,000	565,384

4    NQ-IV098 [3/23] 5/23 (2926093)

(Unaudited)
	Principal amount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Notes
0.125% 4/30/23	2,049,400	$ 2,042,341
3.50% 1/31/30	1,790,000	1,783,008
3.50% 2/15/33	645,000	646,058
3.625% 3/31/28	1,525,000	1,527,621
3.625% 3/31/30	20,000	20,097
3.875% 12/31/27	4,150,000	4,194,499
4.00% 2/15/26	315,000	316,341
4.00% 2/28/30	40,000	41,063
4.25% 10/15/25	1,995,000	2,010,820
4.50% 11/30/24	340,000	341,395
4.625% 3/15/26	220,000	225,027
Total US Treasury Obligations (cost $23,415,752)		23,432,087
	Number of shares
Common Stocks — 57.32%
Banking — 8.84%
American Express	11,268	1,858,657
Aon Class A	7,969	2,512,546
Artisan Partners Asset Management Class A	40,144	1,283,805
Blackstone	15,204	1,335,519
Capital One Financial	7,194	691,775
Intercontinental Exchange	13,144	1,370,788
JPMorgan Chase & Co.	9,253	1,205,758
KKR & Co.	48,777	2,561,768
Morgan Stanley	35,457	3,113,125
Progressive	19,489	2,788,096
		18,721,837
Communications — 3.28%
Alphabet Class A †	23,938	2,483,089
Alphabet Class C †	20,388	2,120,352
Take-Two Interactive Software †	19,612	2,339,711
		6,943,152
Consumer Discretionary — 4.91%
Amazon.com †	35,759	3,693,547
Aptiv †	28,369	3,182,718
AutoZone †	1,435	3,527,445
		10,403,710
Consumer Staples — 2.16%
Costco Wholesale	6,420	3,189,905
General Mills	1,532	130,925
Sysco	16,179	1,249,504
		4,570,334
Energy — 1.56%
ConocoPhillips	19,625	1,946,996
	Number of shares	Value (US $)
Common Stocks (continued)
Energy (continued)
Schlumberger	27,625	$ 1,356,388
		3,303,384
Healthcare — 7.47%
Danaher	8,363	2,107,811
HCA Healthcare	15,064	3,972,075
UnitedHealth Group	13,422	6,343,103
Vertex Pharmaceuticals †	5,556	1,750,529
Zoetis	9,947	1,655,579
		15,829,097
Industrials — 5.61%
Airbus ADR	101,849	3,409,905
Deere & Co.	4,701	1,940,949
Equifax	11,648	2,362,680
Raytheon Technologies	16,436	1,609,577
United Rentals	6,443	2,549,882
		11,872,993
Materials — 2.62%
Linde	9,253	3,288,886
Sherwin-Williams	10,106	2,271,526
		5,560,412
Technology — 19.06%
Apple	32,476	5,355,292
Applied Materials	23,387	2,872,625
Fiserv †	17,122	1,935,300
Intuit	5,327	2,374,937
Mastercard Class A	6,266	2,277,127
Microchip Technology	46,348	3,883,036
Microsoft	33,616	9,691,493
Salesforce †	9,260	1,849,963
Seagate Technology Holdings	24,995	1,652,669
TE Connectivity	30,620	4,015,813
VeriSign †	13,186	2,786,597
Zebra Technologies Class A †	5,285	1,680,630
		40,375,482
Utilities — 1.81%
NextEra Energy	49,790	3,837,813
		3,837,813
Total Common Stocks (cost $122,340,434)		121,418,214

Exchange-Traded Funds — 4.05%
iShares 0-5 Year Investment Grade Corporate Bond ETF	44,095	2,137,725
iShares Latin America 40 ETF	22,584	539,080
iShares MSCI China ETF	14,840	740,368
iShares MSCI Emerging Markets Asia ETF	13,048	867,040

NQ-IV098 [3/23] 5/23 (2926093)    5

Schedule of investments
Delaware Ivy VIP Balanced   (Unaudited)
	Number of shares	Value (US $)

Exchange-Traded Funds (continued)
Vanguard Russell 2000 ETF	59,451	$ 4,285,228
Total Exchange-Traded Funds (cost $8,934,610)		8,569,441
	Notional amount*
Options Purchased — 0.03%
Put Swaptions — 0.03%
CDX.NA.HY.39.V1 5 yr strike price $100.50, expiration date 5/17/23	4,100,000	52,835
Total Options Purchased (premium paid $55,350)		52,835
	Number of shares
Short-Term Investments — 3.97%
Money Market Mutual Funds — 3.97%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.72%)	2,102,884	2,102,884
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.72%)	2,102,884	2,102,884
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.84%)	2,102,884	2,102,884
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.73%)	2,102,884	2,102,884
Total Short-Term Investments (cost $8,411,536)		8,411,536
Total Value of Securities Before Options Written—100.30% (cost $217,854,030)		212,441,226
Notional amount*
Options Written — (0.02%)
Put Swaptions — (0.02%)
CDX.NA.HY.39.V1 5 yr strike price $96.50, expiration date 5/17/23	(4,100,000)	(16,445)
	Notional amount*	Value (US $)
Options Written (continued)
Put Swaptions (continued)
CDX.NA.HY.39.V1 5 yr strike price $98.50, expiration date 5/17/23	(2,200,000)	$ (15,541)
		(31,986)
Total Options Written (premium received $41,410)		(31,986)

Liabilities Net of Receivables and Other Assets—(0.28%)★		(590,598)
Net Assets Applicable to 43,255,965 Shares Outstanding—100.00%		$211,818,642
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2023, the aggregate value of Rule 144A securities was $5,334,451, which represents 2.52% of the Portfolio's net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2023. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
†	Non-income producing security.
*	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
★	Includes $120,692 cash collateral held at broker for futures contracts as of March 31, 2023.

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(Unaudited)
The following futures contracts and swap contracts were outstanding at March 31, 2023:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
3	US Treasury Ultra Bonds	$423,375	$402,875	6/21/23	$20,500	$—	$4,031
54	US Treasury 5 yr Notes	5,913,422	5,792,050	6/30/23	121,372	—	12,234
19	US Treasury 10 yr Notes	2,183,515	2,115,539	6/21/23	67,976	—	6,531
(22)	US Treasury 10 yr Ultra Notes	(2,665,094)	(2,570,679)	6/21/23	—	(94,415)	(12,031)
Total Futures Contracts			$5,739,785		$209,848	$(94,415)	$10,765
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[3]	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
Protection Sold/Moody's Ratings:
CDX.NA.HY.39.V1[4] 12/20/27- Quarterly	700,000	5.000%	$8,191	$(8,283)	$16,474	$26
Total CDS Contracts			$8,191	$(8,283)	$16,474	$26
The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Portfolio's total exposure in such contracts, whereas only the variation margin is reflected in the Portfolio's net assets.
[1]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[2]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[3]	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(27).
[4]	Markit’s North America High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 liquid North American entities with high yield credit ratings that trade is in the CDS market.
Summary of abbreviations:
ADR – American Depositary Receipt
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
GNMA – Government National Mortgage Association
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
MSCI – Morgan Stanley Capital International
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family

NQ-IV098 [3/23] 5/23 (2926093)    7

Schedule of investments
Delaware Ivy VIP Balanced   (Unaudited)
Summary of abbreviations: (continued)
SOFR – Secured Overnight Financing Rate
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
Summary of abbreviations: (continued)
yr – Year

8    NQ-IV098 [3/23] 5/23 (2926093)